Information by business segment and by geographic area - Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Information by business segment and by geographic area
Net operating revenue	$ 33,967	$ 27,488	$ 23,384
Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue	1,672	1,526	1,499
United States of America
Information by business segment and by geographic area
Net operating revenue	1,310	1,005	855
Germany
Information by business segment and by geographic area
Net operating revenue	1,389	1,379	1,433
Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	4,113	3,269	3,096
Middle East/Africa/Oceania
Information by business segment and by geographic area
Net operating revenue	1,952	1,367	1,190
Japan
Information by business segment and by geographic area
Net operating revenue	2,456	1,741	1,959
China
Information by business segment and by geographic area
Net operating revenue	14,018	12,747	9,095
Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	3,582	2,390	2,240
Brazil
Information by business segment and by geographic area
Net operating revenue	3,475	2,064	2,017
Ferrous minerals
Information by business segment and by geographic area
Net operating revenue	25,129	20,351	16,562
Ferrous minerals | Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue	593	334	359
Ferrous minerals | United States of America
Information by business segment and by geographic area
Net operating revenue	355	232	30
Ferrous minerals | Germany
Information by business segment and by geographic area
Net operating revenue	1,097	1,077	1,042
Ferrous minerals | Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	1,721	1,482	1,464
Ferrous minerals | Middle East/Africa/Oceania
Information by business segment and by geographic area
Net operating revenue	1,768	1,252	1,009
Ferrous minerals | Japan
Information by business segment and by geographic area
Net operating revenue	1,927	1,292	1,512
Ferrous minerals | China
Information by business segment and by geographic area
Net operating revenue	13,442	11,985	8,400
Ferrous minerals | Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	1,332	912	1,081
Ferrous minerals | Brazil
Information by business segment and by geographic area
Net operating revenue	2,894	1,785	1,665
Coal
Information by business segment and by geographic area
Net operating revenue	1,567	839	526
Coal | Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue		20	18
Coal | Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	396	218	102
Coal | Middle East/Africa/Oceania
Information by business segment and by geographic area
Net operating revenue	171	95	97
Coal | Japan
Information by business segment and by geographic area
Net operating revenue	130	121	74
Coal | China
Information by business segment and by geographic area
Net operating revenue		63	44
Coal | Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	711	305	169
Coal | Brazil
Information by business segment and by geographic area
Net operating revenue	159	17	22
Base metals
Information by business segment and by geographic area
Net operating revenue	6,871	6,139	6,163
Base metals | Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue	1,009	1,172	1,122
Base metals | United States of America
Information by business segment and by geographic area
Net operating revenue	872	749	804
Base metals | Germany
Information by business segment and by geographic area
Net operating revenue	292	302	391
Base metals | Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	1,985	1,552	1,530
Base metals | Middle East/Africa/Oceania
Information by business segment and by geographic area
Net operating revenue	13	20	84
Base metals | Japan
Information by business segment and by geographic area
Net operating revenue	399	328	373
Base metals | China
Information by business segment and by geographic area
Net operating revenue	576	699	651
Base metals | Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	1,539	1,173	990
Base metals | Brazil
Information by business segment and by geographic area
Net operating revenue	186	144	218
Others
Information by business segment and by geographic area
Net operating revenue	400	159	133
Others | Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue	70
Others | United States of America
Information by business segment and by geographic area
Net operating revenue	83	24	21
Others | Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	11	17
Others | Brazil
Information by business segment and by geographic area
Net operating revenue	$ 236	$ 118	$ 112